Ordinary Shares and Equity Incentive Plan - RSU Activity (Details)	12 Months Ended
Dec. 31, 2025 $ / shares shares
Common Class A
Weighted-Average Grant-Date Fair Value Per Share
Net common stock issued (in shares)	6,274,724
Restricted Stock Units (RSUs)
Number of Shares
Unvested as of December 31, 2020 (in shares)	19,434,183
Granted (in shares)	8,587,279
Vested (in shares)	(8,264,607)
Forfeited (in shares)	(2,349,505)
Unvested as of December 31, 2021 (in shares)	17,407,350
Weighted-Average Grant-Date Fair Value Per Share
Unvested beginning balance, Weighted-Average Grant-Date Fair Value Per Share (in dollars per share) | $ / shares	$ 7.49
Granted, Weighted-Average Grant-Date Fair Value Per Share (in dollars per share) | $ / shares	5.14
Vested, Weighted-Average Grant-Date Fair Value Per Share (in dollars per share) | $ / shares	6.46
Forfeited, Weighted-Average Grant-Date Fair Value Per Share (in dollars per share) | $ / shares	5.22
Unvested ending balance, Weighted-Average Grant-Date Fair Value Per Share (in dollars per share) | $ / shares	$ 7.13
Shares cancelled to satisfy tax obligations ( in shares)	1,989,883